    As filed with the Securities and Exchange Commission on February 8, 1996


                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 22                                              /X/
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24                                                             /X/

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                         Timothy F. McCarthy, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Martin E. Lybecker, Esq.              Frances Cole, Esq.
Ropes & Gray                          Charles Schwab Investment Management, Inc.
One Franklin Square                   101 Montgomery Street
1301 K Street,                        San Francisco, CA  94104
Suite 800 East
Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box):

   /X/ Immediately upon filing pursuant to paragraph (b)

   / / On (date) pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / On (date) pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check appropriate box:

   / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933*

===================================================================================================================
Title of securities    Amount being        Proposed maximum         Proposed maximum aggregate   Amount of
being registered       registered          offering price per unit  offering price               registration fee**
===================================================================================================================
SHARES OF
BENEFICIAL INTEREST    4,640,000,000       $1.00                    $4,640,000,000               $1,600,000
===================================================================================================================


* Registrant has also registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1994 was filed on February 23, 1995.

** Fee calculated based on 1/29th of one percent. This fee was paid pursuant to Post-Effective Amendment No. 21. The purpose of Post-Effective Amendment No. 22 is to decrease from 8,000,000,000 to 4,640,000,000 the amount of shares being registered pursuant to the procedure outlined in SEC Release 96-11.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, State of California, on 8th day of February 1996.


                                 THE CHARLES SCHWAB FAMILY OF FUNDS
                                 Registrant

                                            Charles R. Schwab*
                                            ---------------------------
                                            Charles R. Schwab, Chairman


     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 8th day of February 1996.



Signature                         Title
---------                         -----
Charles R. Schwab*                Chairman and Trustee
--------------------------
Charles R. Schwab

Timothy F. McCarthy*              President and Trustee
--------------------------
Timothy F. McCarthy

William J. Klipp*                 Senior Vice President, Chief
--------------------------        Operating Officer, and Trustee
William J. Klipp

Donald F. Dorward*                Trustee
--------------------------
Donald F. Dorward

Robert G. Holmes*                 Trustee
--------------------------
Robert G. Holmes

Donald R. Stephens*               Trustee
--------------------------
Donald R. Stephens

Michael W. Wilsey*                Trustee
--------------------------
Michael W. Wilsey

A. John Gambs*                    Principal Financial Officer
--------------------------
A. John Gambs

*By: /s/ Alan G. Priest
    -----------------------------------------
    Alan G. Priest, Attorney-in-Fact pursuant
    to Powers of Attorney previously filed.

                                                                Exhibit 10

                                            February 7, 1996

The Charles Schwab Family of Funds
c/o Charles Schwab
Investment Management, Inc.
101 Montgomery Street, Suite 1M-19
San Francisco, CA  94104

Ladies and Gentlemen:


         You have informed us that you intend to file a Post-Effective Amendment No. 22 to the Registration Statement of The Charles Schwab Family of Funds pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission (the "Commission"). The purpose of Post-Effective Amendment No. 22 is to modify the number of shares registered by Post-Effective Amendment No. 21 so that the cumulative effect of Post-Effective Amendments Nos. 21 and 22 is to increase by 4,640,000,000 the number of shares registered to the following series of The Charles Schwab Family of Funds: the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund, the Schwab Retirement Money Fund, the Schwab Institutional Advantage Money Fund, the Schwab New York Tax-Exempt Money Fund, and the Schwab Value Advantage Money Fund (the "Shares")


         We have examined your Declaration of Trust on file in the office of the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-asssessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to this opinion accompanying Post-Effective Amendment No. 22 to the Registration Statement of The Charles Schwab Family of Funds then filed with the Commission.

Very truly yours,

/s/ Ropes & Gray
-----------------------------

Ropes & Gray